Interest-bearing loans and borrowings - Interest rates used to discount future cash flows (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	7.50%
Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	9.50%
Borrowings | Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate		4.30%	0.10%
Borrowings | Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate		4.90%	0.60%